GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at March 31, 2020 (Unaudited)

Shares	Common Stocks: 97.9%	Value
	Electrification: 31.3%
3,100	APTIV PLC	$152,644
6,700	Gentherm Inc.*	210,380
5,480	Hella GmbH & Co. KGaA	159,862
6,860	Johnson Matthey PLC	152,042
990	LG Chem Ltd.	245,619
16,200	ON Semiconductor Corp.*	201,528
1,340	Samsung SDI Co., Ltd.	260,932
3,300	Schneider Electric SE	280,872
5,900	Sensata Technologies Holding*	170,687
305,000	Tianneng Power International	226,344
520,829	Wasion Group Holdings Ltd.	178,312
		2,239,222

	Energy Efficiency: 11.6%
16,500	Ameresco PLC*	280,995
5,370	Kingspan Group PLC	287,910
18,025	Nibe Industrier AB - B Shares	261,236
		830,141

	Renewable Energy Generation: 30.6%
10,100	Albioma SA	297,907
533,000	China Longyuan Power Group Corp. - H Shares	292,835
1,173,000	China Suntien Green Energy Corp. Ltd. - H Shares	203,632
31,160	Iberdrola SA	307,726
1,000	Nextera Energy Inc.	240,620
4,259	Ormat Technologies Inc.	288,164
18,600	Siemens Gamesa Renewable Energy	278,555
26,400	TransAlta Renewables Inc.	278,892
		2,188,331
	Renewal Equipment Manufacturing: 24.5%
14,200	Canadian Solar Inc.*	225,922
5,050	Daqo New Energy Corp.*	292,496
3,600	Enphase Energy Inc.*	116,244
6,500	First Solar Inc.*	234,390
1,350	Itron Inc.*	75,371
1,400	Solaredge Technologies Inc.*	114,632
12,200	TPI Composites Inc.*	180,316
3,345	Vestas Wind Systems A/S	270,825
432,200	Xinyi Solar Holdings Ltd.	242,845
		1,753,041

Total Common Stocks	$7,010,735
(cost $7,940,353)

Total Investments in Securities	7,010,735
(cost $7,940,353): 97.9%

Other Assets less Liabilities: 2.1%	148,184

Net Assets: 100.0%	$7,158,919

* Non-income producing security.

PLC - Public Limited Company